UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Enhanced Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 90.2%
Argentina 0.5%
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024 (Cost $370,279)		375,000	413,438
Australia 7.4%
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	222,049
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		200,000	201,399
Republic of Australia, Series 142, REG S, 4.25%, 4/21/2026	AUD	6,000,000	5,516,325
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		50,000	53,710
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		80,000	83,633
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019		30,000	30,258
(Cost $5,654,618)			6,107,374
Canada 0.3%
Manulife Financial Corp.:
4.9%, 9/17/2020		40,000	44,166
5.375%, 3/4/2046		60,000	73,204
Yamana Gold, Inc., 4.95%, 7/15/2024		160,000	162,546
(Cost $263,261)			279,916
Cayman Islands 0.1%
Noble Holding International Ltd., 5.0%, 3/16/2018		10,000	9,633
Seagate HDD Cayman, 5.75%, 12/1/2034		60,000	48,690
(Cost $69,802)			58,323
Chile 0.3%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025 (Cost $196,916)		200,000	214,556
Costa Rica 0.3%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $184,919)		200,000	213,500
France 0.3%
Electricite de France SA, 144A, 4.75%, 10/13/2035		60,000	66,135
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	216,969
(Cost $277,144)			283,104
Germany 7.0%
Federal Republic of Germany, Series 172, REG S, 0.25%, 10/16/2020 (Cost $5,760,868)	EUR	5,000,000	5,797,106
Hungary 4.6%
Republic of Hungary:
4.0%, 3/25/2019		200,000	208,099
6.25%, 1/29/2020		2,500,000	2,785,790
6.375%, 3/29/2021		600,000	686,651
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	95,432
(Cost $3,777,081)			3,775,972
India 1.8%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026 (b)		200,000	198,162
Export-Import Bank of India, 144A, 3.375%, 8/5/2026 (b)		1,000,000	1,003,110
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	263,556
(Cost $1,454,064)			1,464,828
Indonesia 3.0%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	113,043
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		2,000,000	2,165,744
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	212,260
(Cost $2,392,207)			2,491,047
Ireland 0.3%
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (Cost $215,678)		210,000	242,051
Israel 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $253,750)		250,000	265,000
Italy 0.3%
Intesa Sanpaolo SpA, 2.375%, 1/13/2017 (Cost $210,844)		210,000	210,490
Japan 7.0%
Japan Government Five Year Bond, Series 124, 0.1%, 6/20/2020	JPY	571,950,000	5,682,953
Sumitomo Mitsui Financial Group, Inc.:
2.058%, 7/14/2021		30,000	29,997
2.632%, 7/14/2026		75,000	74,114
(Cost $4,714,129)			5,787,064
Kazakhstan 0.3%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023 (Cost $243,629)		250,000	231,300
Luxembourg 0.3%
Actavis Funding SCS, 4.75%, 3/15/2045		40,000	44,315
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	205,000
(Cost $246,283)			249,315
Malaysia 2.5%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (Cost $2,000,000)		2,000,000	2,039,466
Mexico 10.7%
Cemex SAB de CV:	MXN
144A, 6.5%, 12/10/2019 (c)		500,000	537,500
144A, 7.75%, 4/16/2026		2,250,000	2,497,500
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	245,575
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		400,000	419,240
United Mexican States:
4.6%, 1/23/2046		200,000	210,500
Series M, 4.75%, 6/14/2018	MXN	60,400,000	3,195,347
Series M 20, 10.0%, 12/5/2024	MXN	25,100,000	1,704,128
(Cost $10,057,762)			8,809,790
Namibia 0.6%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $495,215)		500,000	521,975
Netherlands 1.2%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	561,109
Shell International Finance BV, 4.0%, 5/10/2046		45,000	46,288
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026		410,000	418,988
(Cost $998,208)			1,026,385
Panama 0.5%
Republic of Panama, 3.875%, 3/17/2028 (Cost $396,060)		400,000	430,000
Paraguay 0.2%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017 (Cost $218,750)		200,000	202,500
Peru 1.8%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	540,000
Republic of Peru, 2.75%, 1/30/2026	EUR	750,000	928,849
(Cost $1,345,671)			1,468,849
Philippines 0.6%
Republic of Philippines, 3.7%, 3/1/2041 (Cost $400,000)		400,000	459,819
Portugal 0.6%
Portugal Obrigacoes do Tesouro, REG S, 144A, 4.35%, 10/16/2017 (Cost $639,841)	EUR	440,000	516,843
Romania 1.4%
Government of Romania, 144A, 2.75%, 10/29/2025 (Cost $1,124,686)	EUR	1,000,000	1,173,901
Russia 0.4%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	213,317
Vnesheconombank, 144A, 6.902%, 7/9/2020		150,000	160,590
(Cost $341,465)			373,907
Slovenia 0.5%
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	210,602
144A, 5.5%, 10/26/2022		200,000	228,500
(Cost $417,724)			439,102
Sri Lanka 1.5%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	500,290
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	204,305
144A, 6.825%, 7/18/2026		215,000	223,956
144A, 6.85%, 11/3/2025		280,000	294,848
(Cost $1,196,500)			1,223,399
United Kingdom 1.3%
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		240,000	250,840
Barclays PLC, 4.375%, 1/12/2026		200,000	207,092
Ensco PLC, 4.7%, 3/15/2021		40,000	34,000
HSBC Holdings PLC:
3.9%, 5/25/2026		60,000	62,306
6.375%, 12/29/2049		210,000	207,480
Santander UK PLC, 2.5%, 3/14/2019		80,000	81,298
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		200,000	205,521
(Cost $1,045,736)			1,048,537
United States 32.3%
AbbVie, Inc.:
3.2%, 5/14/2026		50,000	51,283
3.6%, 5/14/2025		50,000	53,022
4.7%, 5/14/2045		60,000	66,268
Actavis, Inc., 3.25%, 10/1/2022		80,000	83,460
Aetna, Inc.:
2.8%, 6/15/2023		30,000	30,877
4.375%, 6/15/2046		40,000	41,633
Altria Group, Inc., 9.95%, 11/10/2038		100,000	182,471
Anadarko Petroleum Corp.:
4.85%, 3/15/2021 (c)		20,000	21,176
5.55%, 3/15/2026 (c)		50,000	54,579
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026		55,000	59,053
4.9%, 2/1/2046		75,000	91,359
Anthem, Inc., 3.3%, 1/15/2023		30,000	31,465
Apollo Investment Corp., 5.25%, 3/3/2025		60,000	60,367
Apple, Inc., 3.45%, 2/9/2045		30,000	28,425
Ares Capital Corp., 3.875%, 1/15/2020		100,000	103,953
AT&T, Inc.:
3.4%, 5/15/2025		170,000	175,990
3.8%, 3/15/2022		30,000	32,340
4.125%, 2/17/2026		25,000	27,223
4.5%, 5/15/2035		75,000	79,171
5.65%, 2/15/2047		40,000	47,671
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		30,000	33,816
Branch Banking & Trust Co., 1.45%, 5/10/2019		60,000	60,223
Capital One NA, 2.95%, 7/23/2021		260,000	269,800
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024 (c)		50,000	47,183
(REIT), 5.25%, 12/1/2023		80,000	79,226
Celgene Corp., 3.875%, 8/15/2025 (c)		90,000	97,641
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020		50,000	52,640
144A, 4.908%, 7/23/2025		30,000	33,125
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		17,000	17,425
Citigroup, Inc., 1.277% *, 5/1/2017		150,000	150,039
ConocoPhillips Co., 4.15%, 11/15/2034		45,000	44,389
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021		35,000	36,782
(REIT), 3.7%, 6/15/2026		20,000	21,066
CVS Health Corp., 5.125%, 7/20/2045		60,000	76,312
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		390,000	407,525
144A, 5.45%, 6/15/2023		30,000	31,774
144A, 8.1%, 7/15/2036		40,000	45,578
Energy Transfer Partners LP, 5.95%, 10/1/2043		30,000	31,049
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	53,114
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.603% *, 9/25/2028		614,983	623,520
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		669,592	61,096
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		409,731	38,328
5.5%, 6/1/2035		991,634	1,117,172
"SP", Series 4047, Interest Only, 6.169% **, 12/15/2037		430,816	45,075
"JS", Series 3572, Interest Only, 6.319% **, 9/15/2039		394,805	60,763
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		288,710	40,433
FedEx Corp., 4.55%, 4/1/2046		35,000	39,482
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		70,000	74,270
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		90,000	100,610
FS Investment Corp., 4.75%, 5/15/2022		80,000	81,355
General Motors Co., 6.6%, 4/1/2036		30,000	37,106
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		60,000	60,314
3.2%, 7/13/2020		100,000	101,885
3.2%, 7/6/2021		65,000	65,971
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (c)		20,000	19,471
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		329,690	339,339
"GC", Series 2010-101, 4.0%, 8/20/2040		300,000	339,770
"ME", Series 2014-4, 4.0%, 1/16/2044		800,000	928,581
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		364,122	33,968
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		842,247	24,045
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		328,949	37,440
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		629,439	27,053
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		608,520	13,744
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		300,452	44,299
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		375,197	59,754
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		262,322	38,673
7.0%, 1/15/2029		12,667	12,833
7.0%, 1/15/2029		7,478	7,622
7.0%, 1/15/2029		5,715	6,352
7.0%, 2/15/2029		6,081	6,786
7.0%, 2/15/2029		9,661	9,906
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		60,000	61,588
Halliburton Co.:
3.8%, 11/15/2025		60,000	62,195
4.85%, 11/15/2035		40,000	43,553
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020		50,000	52,735
144A, 4.9%, 10/15/2025		70,000	75,069
Hilton U.S.A. Trust, "DFL", Series 2013-HLF, 144A, 3.218% *, 11/5/2030		571,230	572,718
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		90,000	97,461
International Bank for Reconstruction & Development, 2.8%, 1/13/2021	AUD	3,000,000	2,345,286
Jefferies Group LLC, 5.125%, 4/13/2018		80,000	83,553
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		665,121	686,550
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		306,684	313,474
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		40,000	35,972
6.375%, 3/1/2041		10,000	10,854
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		40,000	41,162
KLA-Tencor Corp., 4.65%, 11/1/2024		20,000	22,061
Kraft Heinz Foods Co., 144A, 4.375%, 6/1/2046 (c)		45,000	48,954
Lam Research Corp., 3.9%, 6/15/2026		25,000	26,824
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		521,039	531,851
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	53,231
Loews Corp., 4.125%, 5/15/2043		40,000	41,897
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		20,000	19,538
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		30,000	30,680
Molson Coors Brewing Co.:
3.0%, 7/15/2026		35,000	35,744
4.2%, 7/15/2046		40,000	42,149
Morgan Stanley, Series F, 5.625%, 9/23/2019		240,000	267,437
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		50,000	54,884
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		60,000	62,361
ONEOK Partners LP, 3.375%, 10/1/2022		15,000	15,045
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		722,288	717,618
PepsiCo, Inc., 4.45%, 4/14/2046		25,000	30,086
Plains All American Pipeline LP, 2.85%, 1/31/2023		70,000	64,483
Regency Energy Partners LP, 4.5%, 11/1/2023		40,000	39,938
Republic Services, Inc., 2.9%, 7/1/2026		20,000	20,526
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019		90,000	90,637
4.5%, 7/17/2025		160,000	166,078
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025		105,000	114,317
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	60,413
Southern Co., 3.25%, 7/1/2026		70,000	73,206
Starbucks Corp., 2.45%, 6/15/2026		45,000	46,423
Stryker Corp., 3.375%, 11/1/2025		40,000	42,444
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	39,444
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	32,326
The Gap, Inc., 5.95%, 4/12/2021		170,000	181,292
The Goldman Sachs Group, Inc., 1.305% *, 6/4/2017		100,000	100,122
U.S. Treasury Bills:
0.28% ***, 8/11/2016 (d)		33,000	32,999
0.28% ***, 12/1/2016 (d)		70,000	69,930
0.345% ***, 8/11/2016 (d)		1,243,000	1,242,950
U.S. Treasury Bonds:
2.5%, 2/15/2046		50,000	53,326
3.0%, 11/15/2045		10,000	11,771
3.125%, 8/15/2044		59,000	70,950
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		6,846,000	6,850,518
1.0%, 9/30/2016		500,000	500,598
1.375%, 4/30/2021		100,000	101,617
1.625%, 5/15/2026		250,000	253,740
2.5%, 5/15/2024		1,225,000	1,330,130
Verizon Communications, Inc.:
2.625%, 8/15/2026 (b)		40,000	39,936
3.5%, 11/1/2024 (c)		60,000	64,652
4.672%, 3/15/2055		70,000	72,705
Voya Financial, Inc., 4.8%, 6/15/2046		45,000	46,197
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		50,000	56,582
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-SG1, 3.789%, 12/15/2047		750,000	834,306
Williams Partners LP, 4.0%, 11/15/2021		90,000	91,259
(Cost $ 26,255,705)			26,685,854
Uruguay 0.0%
Republic of Uruguay, 5.1%, 6/18/2050 (Cost $40,558)		40,000	40,500
Total Bonds (Cost $73,259,353)			74,545,211
		Shares	Value ($)
Exchange-Traded Fund 4.6%
iShares iBoxx $ High Yield Corporate Bond ETF (c) (Cost $3,719,700)		45,000	3,843,450
		Contracts	Value ($)
Put Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Euro Currency, Expiration Date 12/9/2016, Strike Price $1.05 (Cost $122,672)		70	40,250
		Shares	Value ($)
Securities Lending Collateral 5.8%
Daily Assets Fund "Capital Shares", 0.50% (f) (g) (Cost $4,819,555)		4,819,555	4,819,555
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 0.38% (f) (Cost $1,145,508)		1,145,508	1,145,508
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,066,788) †		102.1	84,393,974
Other Assets and Liabilities, Net		(2.1)	(1,699,127)
Net Assets		100.0	82,694,847

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
**	These securities are shown at their current rate as of July 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $83,244,177. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $1,149,797. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,428,693 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,278,896.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $4,709,279, which is 5.7% of net assets.
(d)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At July 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
U.S. Treasury Long Bond	USD	9/21/2016	6	1,046,625	50,050

At July 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2016	50	6,652,344	(45,022)
Ultra Long U.S. Treasury Bond	USD	9/21/2016	19	3,620,094	(234,689)
Total unrealized depreciation					(279,711)

At July 31, 2016, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (h)
Call Options
Euro Currency	70	12/9/2016	1.22	87,328	(15,750)

(h)	Unrealized appreciation on written options on exchange-traded futures contracts at July 31, 2016 was $71,578.
At July 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5/9/2016 5/9/2026	2,900,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(322,577)	(290,773)
2/3/2015 2/3/2045	2,600,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(853,196)	(853,196)
12/16/2015 9/18/2017	9,300,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(123,029)	(127,768)
12/16/2015 9/16/2020	19,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(1,106,583)	(1,120,928)
9/16/2015 9/16/2045	3,900,000	Fixed —2.5%	Floating — 3-Month LIBOR	(764,840)	(1,101,789)
7/13/2016 7/13/2046	2,600,000	Fixed — 2.22%	Floating — 3-Month LIBOR	(318,321)	(318,321)
1/28/2015 1/28/2045	2,900,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(949,980)	(922,197)
12/21/2016 12/21/2046	2,210,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(210,346)	—
9/16/2015 9/16/2022	12,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	899,176	789,072
12/16/2015 9/16/2025	2,300,000	Floating — 3-Month LIBOR	Fixed — 2.64%	290,765	277,072
9/16/2015 9/16/2045	3,900,000	Floating — 3-Month LIBOR	Fixed — 2.75%	1,005,817	1,147,713
12/16/2015 9/17/2035	12,700,000	Floating — 3-Month LIBOR	Fixed — 2.938%	2,981,021	2,711,919
12/16/2015 9/18/2045	4,300,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,380,168	1,244,461
9/16/2015 9/16/2045	7,794,000	Floating — 3-Month LIBOR	Fixed — 3.0%	2,505,350	2,006,592
Total net unrealized appreciation				3,441,857

At July 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)(i)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/20/2021	800,000[1]	EUR	1.0%	UniCredit SpA, 0.657% *, 4/10/2017, BBB+	67,076	122,511	(55,435)
6/20/2021	300,000[1]	EUR	1.0%	Intesa Sanpaolo SpA, 0.0% *, 3/3/2017, BBB+	25,172	28,942	(3,770)
Total unrealized depreciation							(59,205)

(i)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Credit Suisse
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2016 is 0.76%.

As of July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	70,833,200	USD	4,003,127	8/5/2016	226,560	Citigroup, Inc.
USD	601,213	ZAR	9,500,000	8/5/2016	82,746	Morgan Stanley
USD	1,625,390	BRL	6,000,000	8/22/2016	212,336	BNP Paribas
USD	806,905	AUD	1,100,000	8/23/2016	28,509	Australia & New Zealand Banking Group Ltd.
USD	2,882,066	JPY	300,000,000	9/21/2016	63,599	BNP Paribas
USD	3,669,112	EUR	3,300,000	9/21/2016	27,921	JPMorgan Chase Securities, Inc.
USD	4,907,975	JPY	500,000,000	9/21/2016	1,466	Nomura International PLC
USD	2,805,434	JPY	286,000,000	9/21/2016	2,766	JPMorgan Chase Securities, Inc.
USD	3,832,089	JPY	400,000,000	9/21/2016	95,464	Australia & New Zealand Banking Group Ltd.
USD	1,783,843	JPY	182,000,000	9/21/2016	3,194	Citigroup, Inc.
USD	790,957	ZAR	12,000,000	9/27/2016	64,051	BNP Paribas
USD	1,649,713	EUR	1,490,000	9/27/2016	20,021	Nomura International PLC
USD	826,667	RUB	55,800,000	10/28/2016	1,049	Nomura International PLC
Total unrealized appreciation					829,682
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	528,537	MXN	9,900,000	8/5/2016	(705)	Citigroup, Inc.
ZAR	9,500,000	USD	645,734	8/5/2016	(38,225)	JPMorgan Chase Securities, Inc.
BRL	6,000,000	USD	1,643,156	8/22/2016	(194,571)	BNP Paribas
AUD	2,200,000	USD	1,631,201	8/23/2016	(39,626)	Macquarie Bank Ltd.
AUD	3,600,000	USD	2,691,869	8/23/2016	(42,212)	Australia & New Zealand Banking Group Ltd.
EUR	3,300,000	USD	3,673,887	9/21/2016	(23,146)	JPMorgan Chase Securities, Inc.
USD	3,725,202	EUR	3,300,000	9/21/2016	(28,169)	JPMorgan Chase Securities, Inc.
JPY	286,000,000	USD	2,755,179	9/21/2016	(53,021)	JPMorgan Chase Securities, Inc.
AUD	10,144,800	USD	7,462,261	9/21/2016	(235,264)	Australia & New Zealand Banking Group Ltd.
JPY	400,000,000	USD	3,748,375	9/21/2016	(179,178)	Australia & New Zealand Banking Group Ltd.
ZAR	12,000,000	USD	815,576	9/27/2016	(39,432)	BNP Paribas
EUR	1,490,000	USD	1,644,141	9/27/2016	(25,593)	Nomura International PLC
MXN	32,300,000	USD	1,702,905	10/28/2016	(4,122)	Barclays Bank PLC
TWD	26,800,000	USD	825,095	11/30/2016	(16,440)	Nomura International PLC
TWD	26,800,000	USD	833,272	12/22/2016	(8,677)	Nomura International PLC
TWD	26,800,000	USD	825,886	12/29/2016	(16,195)	Nomura International PLC
Total unrealized depreciation					(944,576)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Dollar	MXN	Mexican Peso
EUR	Euro	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Bonds (k)	$—	$74,545,211	$—	$74,545,211
Exchange-Traded Fund	3,843,450	—	—	3,843,450
Short-Term Investments (k)	5,965,063	—	—	5,965,063
Derivatives (l)
Purchased Options	$40,250	$—	$—	$40,250
Futures Contracts	50,050	—	—	50,050
Interest Rate Swap Contracts	—	8,176,829	—	8,176,829
Forward Foreign Currency Exchange Contracts	—	829,682	—	829,682
Total	$9,898,813	$83,551,722	$—	$93,450,535
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(279,711)	$—	$—	$(279,711)
Written Options	(15,750)	—	—	(15,750)
Interest Rate Swap Contracts	—	(4,734,972)	—	(4,734,972)
Credit Default Swap Contracts	—	(59,205)	—	(59,205)
Forward Foreign Currency Exchange Contracts	—	(944,576)	—	(944,576)
Total	$(295,461)	$(5,738,753)	$—	$(6,034,214)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ (59,205)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (114,894)	$ (10,844)
Interest Rate Contracts	$ (229,661)	$ 3,441,857	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016